Contributions by our Sponsor - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended					1 Months Ended	4 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		4 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2013	Jun. 30, 2013 Property	Jun. 30, 2012	Jun. 30, 2013 Property	Jun. 30, 2012	Dec. 31, 2011 Property	Dec. 31, 2012 Property	Dec. 31, 2012 Sponsor [Member]	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Jun. 30, 2013 2,770 Property Contribution [Member] Sponsor [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Sponsor [Member] Property	Dec. 31, 2011 2,770 Property Contribution [Member] Sponsor [Member] Property	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Property	Jun. 30, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Sponsor [Member] Property	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Sponsor [Member] Property	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Feb. 28, 2013 Class B Common Shares [Member]	Jun. 30, 2013 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Feb. 28, 2013 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Feb. 28, 2013 Class B Common Shares [Member] Subsequent Events [Member] 2,770 Property Contribution [Member]	Feb. 28, 2013 Series C convertible units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Dec. 31, 2012 Series C convertible units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Dec. 31, 2012 Series C convertible units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member] Maximum [Member]	Feb. 28, 2013 Series C convertible units [Member] Subsequent Events [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Feb. 28, 2013 Common Class C [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Dec. 31, 2012 Series C Convertible Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Series C Convertible Units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Sponsor [Member] Property	Dec. 31, 2012 2012 Offering [Member] Class A Common Shares [Member]	Dec. 31, 2012 2012 Offering [Member] Class B Common Shares [Member]
Significant Acquisitions and Disposals [Line Items]
Number of properties		18,326		18,326		33	3,644		2,770		224	109	2,628	33	2,770	109	2,770																	367	2,661	367
Investment made in cash by sponsor																																		$ 556,000
Contributed single-family properties value						3,516,000	507,845,000																											49,444,000
Acquisition fee																																		5.00%
Common shares issue to sponsor																		129,433,425	38,663,998		635,075	667	634,408	634,408	634,408												3,300,000	667
Units issue to sponsor																										31,085,974			31,085,974					32,667
Net book value of properties contributed																																		47,646,000
Costs to transfer title to the properties																																		455,000
Total consideration amount									491,666,000						491,666,000
Common units issue to sponsor per unit																										$ 15.50	$ 15.50		$ 15.50			$ 15.50	$ 15.50
Common shares issue to sponsor per share																							$ 15.50		$ 15.50
Net asset value reclassified from additional paid-in capital	386,500,000
Units issue to sponsor, value																														378,770,000
Common shares issue to sponsor, value				703,497,000			494,839,000													7,730,000
Other liabilities net associated with the properties	2,508,000
Costs of improvements		11,475,000		11,475,000
Increase in Units issued to sponsor																															11,246,000
Increase in common shares issue to sponsor																					229,000
Total reduction to additional paid-in capital				356,487,000			365,447,000
Credit associated to properties acquired				19,552,000
Excess of par value associated with issuance of the shares				7,953,000
Par value of common shares				6,000
Permanent reduction in advisory fee	9,800,000						9,800,000
Accrued reimbursement payable to affiliates								1,369,000
Net assets contributed									383,992,000	3,474,000	364,957,000				12,468,000
Total credit in Additional Paid in Capital		1,965,413,000		1,965,413,000		3,516,000	914,565,000			3,516,000	369,371,000
Net loss									8,447,000	42,000	7,888,000
Allocated general and administrative expenses		811,000	1,487,000	2,436,000	1,657,000	47,000	7,199,000		7,989,000	47,000	6,949,000
Percentage of Property Contribution																											3.90%						3.90%
Annual distribution																												$ 0.6045
Aggregate purchase price											$ 33,519,000
Percentage of scheduled rents																																98.00%	98.00%